Consolidated statements of cash flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings	$ 73,941	$ 166,235
Adjustments for:
Depreciation and amortization	275,749	327,973
Deferred charges	(13,013)	10,683
Unrealized loss (gain) on derivatives	(55,048)	74,295
Share-based compensation	14,342	14,976
Loss on disposal of assets	1,869	2,303
Finance costs	98,622	111,779
Finance income	(29,760)	(22,071)
Share of earnings from equity-accounted investee	(45,360)	(32,321)
Other expense (income)	18,961	(100,310)
Other operating expense	2,732	59,616
Income tax expense (recovery)	61,077	(126,306)
Interest received	30,944	18,311
Income taxes paid	(18,589)	(20,709)
Dividends from equity-accounted investee	14,079	0
Other operating items	96,478	183,062
Net cash provided by operations	527,024	667,516
Investing activities
Additions to property, plant and equipment	(75,211)	(55,362)
Decrease (increase) in short-term investments	391,025	(391,025)
Decrease in long-term receivables, investments and other	120,913	33,508
Proceeds from sale of property, plant and equipment	679	1,249
Net cash provided by (used in) investing	437,406	(411,630)
Financing activities
Decrease in long-term debt	(500,000)	0
Interest paid	(72,484)	(72,976)
Proceeds from issuance of shares, stock option plan	81	0
Lease principal payments	(2,904)	0
Dividends paid	(31,613)	(71,224)
Net cash used in financing	(606,920)	(144,200)
Increase in cash and cash equivalents, during the year	357,510	111,686
Exchange rate changes on foreign currency cash balances	(6,607)	8,222
Cash and cash equivalents, beginning of year	711,528	591,620
Cash and cash equivalents, end of year	1,062,431	711,528
Cash and cash equivalents is comprised of:
Cash	427,986	317,296
Cash equivalents	$ 634,445	$ 394,232